FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404




January 4, 1999


Filed Via EDGAR (CIK #0000912291)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

         RE:      FRANKLIN REAL ESTATE SECURITIES TRUST
                  File Nos. 33-69048 and 811-8034

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information, and Supplements thereto, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 24, 1998.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST



/s/ Leiann Nuzum
Corporate Counsel

LN/jg

cc: Mark H. Plafker, Esq.